Earnings / (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings / (Loss) per Share [Abstract]
Schedule of Earnings / (Loss) per share
	Six month period ended June 30,
	2015	2016
Income / (Loss) :
Net income / (loss)	$(105,197)	$(81,696)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	34,347,332	43,880,713
Basic earnings / (loss) per share	$(3.06)	$(1.86)

Effect of dilutive securities:
Dillutive effect of non vested shares	-	-
Weighted average common shares outstanding, diluted	34,347,332	43,880,713

Diluted earnings / (loss) per share	$(3.06)	$(1.86)